Schedule I - Crestwood Equity Partners LP - Parent Only - Statement of Operations (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 828.1	$ 536.0	$ 2,520.5	$ 2,632.8	$ 3,931.3
Operating income (loss)	36.1	(64.2)	(108.7)	(2,084.8)	117.9
Interest and debt expense, net	(26.5)	(36.1)	(125.1)	(140.1)	(127.1)
Gain (loss) on modification/extinguishment of debt	(37.3)	0.0	10.0	(20.0)	0.0
Other income, net	0.1	0.1	0.5	0.6	0.6
Income (loss) before income taxes	(19.5)	(93.7)	(191.8)	(2,305.1)	(9.3)
(Provision) benefit for income taxes	0.1	0.0	(0.3)	1.4	(1.1)
Net loss	(19.4)	(93.7)	(192.1)	(2,303.7)	(10.4)
Net income (loss) attributable to non-controlling partners	6.1	5.9	24.2	(636.8)	(66.8)
Net income (loss) attributable to parent	$ (25.5)	$ (99.6)	(216.3)	(1,666.9)	56.4
Parent Company
Condensed Financial Statements, Captions [Line Items]
Revenues			0.0	0.0	0.0
Costs and Expenses			6.0	14.5	8.5
Operating income (loss)			(6.0)	(14.5)	(8.5)
Interest and debt expense, net			0.0	(9.6)	(15.7)
Equity in net income (loss) of subsidiaries			(186.6)	(2,279.1)	14.2
Gain (loss) on modification/extinguishment of debt			0.0	(1.1)	0.0
Other income, net			0.5	0.6	0.0
Income (loss) before income taxes			(192.1)	(2,303.7)	(10.0)
(Provision) benefit for income taxes			0.0	0.0	(0.4)
Net loss			(192.1)	(2,303.7)	(10.4)
Net income (loss) attributable to non-controlling partners			24.2	(636.8)	(66.8)
Net income (loss) attributable to parent			$ (216.3)	$ (1,666.9)	$ 56.4